Condensed Interim Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 2,356,538	$ 3,786,277	$ 20,102,596
Restricted cash (note 8)	2,975,000	4,475,000	6,476,000
Asset held for sale	40,000	40,000
Accounts receivable and prepaid expenses (note 3)	564,382	690,358	598,401
Prepaid financing costs	529,863
Spare parts inventory	341,004	341,004
Total current assets	6,806,787	9,332,639	27,176,997
Non-current assets
Spare parts inventory			341,004
Long term deposit	244,807	254,106	249,265
Equipment (note 4)	1,605,310	1,741,981	946,661
Right-of-use asset (note 4)	714,437	758,125	625,022
Land	309,861	309,861
Bunker Hill Mine and mining interests (note 6)	19,094,706	18,795,591	15,198,259
Process plant (note 5)	74,150,170	66,409,247	17,452,470
Total assets	102,926,078	97,601,550	61,989,678
Current liabilities
Accounts payable (note 15)	12,042,441	14,678,901	1,788,950
Accrued liabilities	1,636,978	5,210,939	1,225,525
Current portion of lease liability (note 7)	185,175	189,368	353,526
Deferred share units liability (note 11)	878,680	929,466	569,327
Environment protection agency cost recovery payable (note 8)	3,000,000	3,000,000	3,000,000
Current portion of stream debenture	2,592,377	4,063,253
Interest payable (note 9)	499,315	522,485	534,998
Teck promissory note (note 9)	3,095,097
Current income tax payable (note 13)	1,050,000	1,050,000
Total current liabilities	24,980,063	29,644,412	7,472,326
Non-current liabilities
Lease liability (note 7)	19,965	62,282	71,808
Series 1 convertible debenture (note 9)	5,364,818	5,494,151	5,244,757
Series 2 convertible debenture (note 9)	13,565,280	13,898,481	13,458,570
Stream debenture (note 9)	51,204,163	52,923,747	51,138,000
Silver loan (note 9)	36,379,996	31,802,708
Debt facility (note 9)	20,060,254	9,236,610
Environment protection agency cost recovery liability, net of discount (note 8)	5,957,242	5,549,229	6,574,140
Deferred tax liability (note 16)			2,588,590
Derivative warrant liability (note 10)	669,648	1,125,295	1,808,649
Total liabilities	158,201,429	149,736,915	88,356,840
Shareholders’ Deficiency
Preferred shares, $0.000001 par value, 10,000,000 preferred shares authorized; nil preferred shares issued and outstanding (note 10)
Common shares, $0.000001 par value, 1,500,000,000 common shares authorized; 359,438,769 and 349,698,625 shares of common stock issued and outstanding, respectively (note 10)	358	348	321
Additional paid-in-capital (note 10)	62,407,044	61,233,369	57,848,953
Accumulated other comprehensive income	(969,819)	(3,002,361)	808,662
Accumulated deficit	(116,712,934)	(110,366,721)	(85,025,098)
Total shareholders’ deficiency	(55,275,351)	(52,135,365)	(26,367,162)
Total shareholders’ deficiency and liabilities	$ 102,926,078	$ 97,601,550	$ 61,989,678